Reporting entity	12 Months Ended
Dec. 31, 2025
Reporting Entity
Reporting entity

1.	Reporting entity:

Intermap Technologies ® Corporation (the “Company”) is incorporated under the laws of Alberta, Canada. The head office of Intermap is located at 385 Inverness Parkway, Suite 105, Englewood, Colorado, USA 80112. Its registered office is located at 734, 7th Avenue SW, Suite 604, Calgary, Alberta, Canada T2P 3P8.

Intermap is a global location-based geospatial intelligence company, creating a wide variety of geospatial solutions and analytics for its customers. Intermap’s geospatial solutions and analytics can be used in a wide range of applications including, but not limited to, location-based information, geospatial risk assessment, geographic information systems, engineering, utilities, global positioning systems maps, oil and gas, renewable energy, hydrology, environmental planning, wireless communications, transportation, advertising, and 3D visualization.